Segment reporting - selected financial information by geographic region (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	€ 57,371	€ 54,060
North America(1)
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	40,097	35,493
Italy
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	10,711	11,478
Brazil
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	4,064	4,125
Poland
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	684	937
Serbia
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	495	571
Other countries
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	€ 1,320	€ 1,456